Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class A
Trading Symbol	LGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$197	1.74%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class A) ended the year up 26.34%, 132bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.19%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	26.34	8.57	8.69
Class A (with sales charge)	19.08	7.29	8.05
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.

Net Assets	$ 1,583,218,728
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 11,166,812
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class C
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class C
Trading Symbol	LMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.52%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class C) ended the year up 25.40%, 38bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.97%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	25.40	7.73	7.87
Class C (with sales charge)	24.40	7.73	7.87
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.

Net Assets	$ 1,583,218,728
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 11,166,812
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class FI
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class FI
Trading Symbol	LMOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$206	1.82%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class FI) ended the year up 26.27%, 125bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.27%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	26.27	8.48	8.62
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.

Net Assets	$ 1,583,218,728
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 11,166,812
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class I
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class I
Trading Symbol	LMNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$168	1.48%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class I) ended the year up 26.71%, 169bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 0.93%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	26.71	8.84	8.97
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.

Net Assets	$ 1,583,218,728
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 11,166,812
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class IS
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class IS
Trading Symbol	MVISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$161	1.42%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class IS) ended the year up 26.77%, 175bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 0.88%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/22/2018)
Class IS (without sales charge)	26.77	8.91	6.65
S&P 500 TR	25.02	14.53	13.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.

Net Assets	$ 1,583,218,728
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 11,166,812
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class R
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class R
Trading Symbol	LMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$227	2.01%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class R) ended the year up 26.01%, 99bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.46%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	26.01	8.28	8.38
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.

Net Assets	$ 1,583,218,728
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 11,166,812
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust